Nature of Operations	12 Months Ended
Dec. 31, 2019
Nature of Operations [Abstract]
Nature of Operations

1. NATURE OF OPERATIONS
Pan American Silver Corp. is the ultimate parent company of its subsidiary group (collectively, the “Company”, or “Pan American”). Pan American is a British Columbia corporation domiciled in Canada, and its office is at Suite 1500 – 625 Howe Street, Vancouver, British Columbia, V6C 2T6.
The Company is engaged in the production and sale of silver, gold, zinc, lead and copper as well as other related activities, including exploration, extraction, processing, refining and reclamation. The Company’s major products are produced from mines in Canada, Peru, Mexico, Argentina and Bolivia. Additionally, the Company has project development activities in Canada, Peru, Mexico and Argentina, and exploration activities throughout the Americas. As at December 31, 2019, the Company's Escobal mine in Guatemala continues to be on care and maintenance pending satisfactory completion of an ILO 169 consultation process led by the Ministry of Energy and Mines in Guatemala.